Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenues
Revenues	$ 13,464,430	$ 11,143,138	$ 10,483,094
Cost of sales
Cost of sales	(10,695,826)	(8,965,091)	(7,522,902)
Gross profit	2,768,604	2,178,047	2,960,192
Operating expenses:
General and administrative expenses	(1,336,394)	(1,188,713)	(694,121)
Income from operations	1,432,210	989,334	2,266,071
Other income, net	116,397	588,131	201,246
Interest expense	(210,713)	(190,561)	(115,978)
Income before tax expense	1,337,894	1,386,904	2,351,339
Income tax expense	(246,609)	(219,644)	(357,734)
Net income	1,091,285	1,167,260	1,993,605
Other comprehensive income
Total comprehensive income	$ 1,091,285	$ 1,167,260	$ 1,993,605
Net earnings per share attributable to ordinary shareholders
Basic	$ 0.05	$ 0.05	$ 0.09
diluted	$ 0.05	$ 0.05	$ 0.09
Weighted average number of ordinary shares used in computing net earnings per share
Basic	22,500,000	22,500,000	22,500,000
diluted	22,500,000	22,500,000	22,500,000
Third Party [Member]
Revenues
Revenues	$ 13,464,430	$ 8,312,663	$ 7,215,091
Cost of sales
Cost of sales	(9,672,689)	(7,802,451)	(6,272,989)
Related Party [Member]
Revenues
Revenues		2,830,475	3,268,003
Cost of sales
Cost of sales	$ (1,023,137)	$ (1,162,640)	$ (1,249,913)